INVESTMENT IN OIL AND GAS PROPERTIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Investments in oil and gas properties
Schedule of allocation of revenue after recovery cost of operations
Daily production (b/d)	Guinea Share	Contractor Share
From 0 to 2,000	25%	75%
From 2,001 to 5,000	30%	70%
From 5,001 to 100,000	41%	59%
Over 100,001	60%	40%

Schedule of total capitalized costs of oil and gas properties

The following table provides detail of total capitalized costs for the Concession which remain unproved and unevaluated and are excluded from amortization as of March 31, 2017 and June 30, 2016 (in thousands):

	March 31, 2017	June 30, 2016
Oil and Gas Properties:
Unproved properties not subject to amortization	$4,653	$—

        Aggregate capitalized costs relating to our crude oil and natural gas producing activities, including asset retirement costs and related accumulated depreciation, depletion & amortization are shown below (in thousands):

	United States	Republic of Guinea	Total
June 30, 2016
Unproved properties	$—	$—	$—
Proved properties	—	—	—

	—	—	—
Less accumulated DD&A	—	—	—

Net capitalized costs	$—	$—	$—

June 30, 2015
Unproved properties	$—	$14,311	$14,311
Proved properties	—	—	—

	—	14,311	14,311
Less accumulated DD&A	—	—	—

Net capitalized costs	$—	$14,311	$14,311

Guinea concession
Investments in oil and gas properties
Schedule of total capitalized costs of oil and gas properties

        The following table provides detail of total capitalized costs for our Guinea Concession as of June 30, 2016 and 2015 (in thousands):

	June 30, 2016	June 30, 2015
Oil and Gas Properties:
Unproved oil and gas Properties	$—	$14,311
Other Equipment Costs	—	—

Unproved properties not subject to amortization	$—	$14,311